Marketing and sales	12 Months Ended
Feb. 28, 2022
Marketing And Sales [Abstract]
Marketing and sales
22	Marketing and sales

	Note	Year ended February 28, 2022	Year ended February 28, 2021	Year ended February 29, 2020
		US$	US$	US$
Marketing and promotional expenditures		424,727	141,490	21,241
Consultancy services relating to business development		152,740	3,047,270	—
Amortisation of contract costs	7	1,277,110	1,153,831	—
		1,854,577	4,342,591	21,241